NATURE OF THE ORGANIZATION AND BUSINESS	12 Months Ended
Oct. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

NOTE 1 – NATURE OF THE ORGANIZATION AND BUSINESS

Company Organization

Trio Petroleum Corp. (“Trio Petroleum”, the “Company” or “TPET”) is a California-based oil and gas exploration and development company headquartered in Bakersfield, California, with its principal executive offices located at 5401 Business Park South, Suite 115, Bakersfield, California 93309, and with operations in Monterey County, California, and Uintah County, Utah. The Company was incorporated on July 19, 2021, under the laws of Delaware to acquire, fund, and operate oil and gas exploration, development and production projects, initially focusing on one major asset in California, the South Salinas Project (“South Salinas Project”). The Company has since acquired interests in the McCool Ranch Oil Field in Monterey County, California, and in the Asphalt Ridge Project in Uintah County, Utah. The Company has had revenue-generating operations since the McCool Ranch Oil Field was restarted on February 22, 2024, and recognized its first revenues in the fiscal quarter ended April 30, 2024, and received the proceeds from these operations in June 2024.

Acquisition of South Salinas Project

The Company was initially formed to acquire from Trio Petroleum LLC (“Trio LLC”) an approximate 82.75% working interest (which was subsequently increased to an approximate 85.775% working interest in April 2023), in the large, approximately 9,300-acre South Salinas Project that is located in Monterey County, California, and subsequently partner with certain members of Trio LLC’s management team to develop and operate those assets. In September 2021, the Company entered into a Purchase and Sale Agreement (“Trio LLC PSA”) with Trio LLC to acquire the purchased percentage of the South Salinas Project’s leases, wells and inventory in exchange for $300,000 cash, a non-interest-bearing note payable of $3,700,000 and 245,000 shares of the Company’s $0.0001 par value common stock (which constituted 45% of the total number of issued shares of the Company at that time). The Company accounted for the purchase as an asset acquisition, as prescribed in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 – Business Combinations. The assets and associated asset retirement obligations (“ARO”) were recorded based on relative fair value at the estimated fair value of the consideration paid. The Company holds an approximate 68.62% interest after the application of royalties (“net revenue interest”) in the South Salinas Project, while Trio LLC holds an approximate 3.8% working interest in the South Salinas Project; the Company and Trio LLC are separate and distinct companies.

There are two contiguous areas of notable oil/gas accumulations in the South Salinas Project; the first is the Humpback Area that occurs in the northern part of the project and the second is the Presidents Area (“Presidents Oil Field”) that occurs in the southern part of the project. As October 31, 2024 and 2023, there were no proved reserves attributable to the approximate 9,300 acres of the property. Since it was returned to production in March 2024, the HV-3A well at the South Salinas Project has been producing oil with a generally favorable oil-water ratio; the Company expects to take steps to improve oil production from this well in the third or fourth calendar quarter of 2024 and expects to receive the first revenue from oil produced from the well in the third calendar quarter of 2024.

Initial Public Offering

The Company’s Registration Statement (Amendment No. 9) on Form S-1/A was filed with the SEC on March 24, 2023; its Initial Public Offering was declared effective on April 17, 2023 and closed on April 20, 2023 (collectively, the “Offering” or “IPO”). The Company sold 100,000 shares of its common stock for total gross proceeds of $6,000,000, which is described more fully in Note 4.

Additional Acquisitions - McCool Ranch Oil Field & Asphalt Ridge Leasehold

In October 2023, the Company entered into an agreement (“McCool Ranch Purchase Agreement”) with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project; the Company initially began refurbishment operations with respect to a water disposal well. After refurbishment was successfully accomplished, the Company restarted production operations on the assets (see Note 5 for further information). In November 2023, the Company entered into a leasehold acquisition and development option agreement (“ARLO Agreement”) with Heavy Sweet Oil, LLC (“HSO”), which gave the Company a 9-month option for the exclusive right to acquire up to a 20% interest in a 960-acre drilling and production program in the Asphalt Ridge leases for $2,000,000. In December 2023, the Company amended the agreement and funded $200,000 in exchange for an immediate 2% interest in the leases; subsequently, in January 2024, the Company funded an additional $25,000 resulting in a total 2.25% working interest in the leases. Such funds are to be used for the building of roads and related infrastructure in furtherance of the development of the leases; per the most recent amendment to the ARLO Agreement signed in September 2024, the Company has until December 10, 2024 to pay HSO an additional approximate $1.775 million to exercise the option for the remaining 17.75% interest in the leases (see Note 6 for further information).

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.